Average Annual Total Returns - Eaton Vance High Yield Municipal Income Fund	Bloomberg Municipal Bond Index One Year	Bloomberg Municipal Bond Index Five Years	Bloomberg Municipal Bond Index Ten Years	Class W One Year	Class W Five Years	Class W Ten Years	Class W Inception Date	Class W After Taxes on Distributions One Year	Class W After Taxes on Distributions Five Years	Class W After Taxes on Distributions Ten Years	Class W After Taxes on Distributions and Sales One Year	Class W After Taxes on Distributions and Sales Five Years	Class W After Taxes on Distributions and Sales Ten Years
Total	6.40%	2.25%	3.03%	8.62%	2.66%	4.71%	Oct. 01, 2021	8.37%	2.48%	4.55%	6.91%	2.85%	4.54%